Form N-1A Cover	Apr. 18, 2026
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	ANGEL OAK FUNDS TRUST
Entity Central Index Key	0001612930
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 17, 2026
Prospectus Date	Apr. 18, 2026